Commitments and Contingencies (Details Textual) - USD ($)				1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 08, 2017	Sep. 30, 2016	Aug. 20, 2007	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Commitments and Contingencies (Textual)
Rent expense	$ 3,200
Gain on assignment of office lease							$ 101,597
Sublease rent			$ 2,350
Unearned interest income						$ 68,800
Licensing Agreements [Member]
Commitments and Contingencies (Textual)
Rent expense					$ 9,454	$ 95,500	$ 369,200
Lease term, description					The Company leased its corporate headquarters at 750 Third Avenue, 9th Floor, New York, New York 10017. The monthly rental fee was $9,454 per month. The lease was terminated effective January 1, 2019. Effective January 1, 2019, the Company leased its headquarters at 880 Third Avenue, 12th floor, New York, NY 10022.		A lease agreement with an initial monthly rent of $8,294. The lease contract periods are for 6 month periods. In November 2017 and May 2018, the Company renewed the lease for 6 month terms. The current lease expires on January 31, 2019, current monthly rent payments are $9,454.
Cost of license		$ 7,529
Lease expiration date		Dec. 08, 2022			Jan. 01, 2019		Dec. 31, 2023
Business acquisition, description		Actinium shall have at any time during the term of this agreement the right to purchase the FFE for $496,914, less any previously paid license fees. The license of FFE qualifies as a sales-type lease. At inception, the Company derecognized the underlying assets of $493,452, recognized discounted lease payments receivable of $397,049 using the discount rate of 8.38% and recognized loss on sales-type lease of fixed assets of $96,403.
Unearned interest income					$ 55,232
Annualized monthly rent amount					$ 7,500
Licensing Agreements [Member] | Wonpung [Member]
Commitments and Contingencies (Textual)
Lease term, description				The terms of each licensing agreement will expire on the earlier of any time from 15 years to 20 years after licensing or on the date of commercial availability of a generic product to such licensed product in the licensed territory.
Upfront license fee				$ 1,500,000
Business acquisition, description				(A) royalty payments up to 2% on net sales of licensed products that are not sold by sublicensee and (B) on each and every sublicense earned royalty payment received by licensee from its sublicensee on sales of license product by sublicensee, the higher of (i) 20% of the royalties received by licensee; or (ii) up to 2% of net sales of sublicensee. The Company will also make milestone payments of up to $4 or $2 million, for the first commercial sale of product in the field that has a single active pharmaceutical ingredient, and for the first commercial sale of product in the field of product that has more than one active pharmaceutical ingredient, respectively. As of June 30, 2018, the Company has not generated any revenue related to this license agreement.